Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
CAE Inc.	438,079	$6,548,048

Airlines — 0.1%
Air Canada(a)	232,480	2,674,311

Auto Components — 1.0%
Magna International Inc.	464,177	19,497,986

Banks — 23.4%
Bank of Montreal(b)	1,010,594	49,659,633
Bank of Nova Scotia (The)	1,898,793	75,789,618
Canadian Imperial Bank of Commerce	705,514	45,065,715
National Bank of Canada	534,533	23,188,105
Royal Bank of Canada	2,256,405	145,828,866
Toronto-Dominion Bank (The)	2,851,605	121,681,133

		461,213,070

Capital Markets — 3.9%
Brookfield Asset Management Inc., Class A	2,103,157	65,778,814
CI Financial Corp.	374,605	4,423,060
IGM Financial Inc.	148,868	3,521,910
TMX Group Ltd.	24,280	2,424,311

		76,148,095

Chemicals — 1.6%
Nutrien Ltd.	910,536	30,961,650

Commercial Services & Supplies — 0.1%
Ritchie Bros Auctioneers Inc.	37,281	1,607,274

Construction & Engineering — 0.6%
WSP Global Inc.	171,440	11,021,674

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	246,043	8,257,803

Diversified Financial Services — 0.3%
Onex Corp.	141,717	6,624,465

Diversified Telecommunication Services — 1.1%
BCE Inc.	248,565	10,291,835
TELUS Corp.	642,044	11,083,179

		21,375,014

Electric Utilities — 2.7%
Emera Inc.	387,241	15,336,111
Fortis Inc.	698,700	26,796,474
Hydro One Ltd.(c)	531,624	10,261,705

		52,394,290

Equity Real Estate Investment Trusts (REITs) — 0.6%
Canadian Apartment Properties REIT	139,946	4,752,615
First Capital Real Estate Investment Trust	204,100	1,932,911
RioCan REIT	273,426	2,880,251
SmartCentres Real Estate Investment Trust	137,349	1,997,334

		11,563,111

Food & Staples Retailing — 4.5%
Alimentation Couche-Tard Inc., Class B	1,374,268	42,852,663
Empire Co. Ltd., Class A, NVS	287,726	6,486,429
George Weston Ltd.	125,121	9,003,425
Loblaw Companies Ltd.	293,184	14,457,692
Metro Inc.	408,045	16,951,197

		89,751,406

Security	Shares	Value

Food Products — 0.5%
Saputo Inc.	396,571	$9,706,263

Gas Utilities — 0.3%
AltaGas Ltd.	472,400	5,051,420

Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International Inc.	453,202	24,663,475

Insurance — 6.6%
Fairfax Financial Holdings Ltd.	43,006	11,900,235
Great-West Lifeco Inc.	456,182	7,399,508
iA Financial Corp. Inc.	178,285	5,671,532
Intact Financial Corp.	221,457	21,059,404
Manulife Financial Corp.	3,090,364	38,232,690
Power Corp. of Canada	911,767	14,782,737
Sun Life Financial Inc.	933,575	31,900,410

		130,946,516

IT Services — 7.5%
CGI Inc.(a)	382,586	24,352,421
Shopify Inc., Class A(a)	163,391	123,526,764

		147,879,185

Media — 1.0%
Quebecor Inc., Class B	294,072	6,440,138
Shaw Communications Inc., Class B, NVS	756,618	12,716,131

		19,156,269

Metals & Mining — 11.2%
Agnico Eagle Mines Ltd.	381,020	24,283,064
B2Gold Corp.	529,343	2,906,753
Barrick Gold Corp.	2,806,866	67,237,255
First Quantum Minerals Ltd.	1,148,528	6,705,702
Franco-Nevada Corp.	299,030	41,810,547
Kinross Gold Corp.(a)	2,037,446	13,192,839
Kirkland Lake Gold Ltd.	439,691	16,875,711
Lundin Mining Corp.	1,124,387	5,157,440
Pan American Silver Corp.	104,136	3,050,547
Teck Resources Ltd., Class B	814,078	7,703,762
Wheaton Precious Metals Corp.	710,785	30,504,823
Yamana Gold Inc.	385,768	2,079,273

		221,507,716

Multi-Utilities — 1.0%
Algonquin Power & Utilities Corp.	837,096	11,676,466
Atco Ltd., Class I, NVS	132,341	3,715,927
Canadian Utilities Ltd., Class A, NVS	218,222	5,216,361

		20,608,754

Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS(b)	96,294	8,194,256
Dollarama Inc.	481,347	16,256,170

		24,450,426

Oil, Gas & Consumable Fuels — 14.8%
Cameco Corp.	663,231	7,178,365
Canadian Natural Resources Ltd.	1,886,153	34,319,742
Cenovus Energy Inc.	1,771,662	7,690,618
Enbridge Inc.	2,679,796	86,819,031
Imperial Oil Ltd.	441,826	6,875,761
Inter Pipeline Ltd.	704,309	6,425,508
Keyera Corp.	367,869	5,807,337
Parkland Corp./Canada	249,096	6,978,004
Pembina Pipeline Corp.	879,432	21,887,181
Suncor Energy Inc.	2,436,889	41,731,416

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
TC Energy Corp.	1,474,331	$66,185,963

		291,898,926

Pharmaceuticals — 0.9%
Bausch Health Companies Inc.(a)	516,521	9,476,901
Canopy Growth Corp.(a)(b)	354,293	6,205,638
Cronos Group Inc.(a)(b)	361,816	2,363,767

		18,046,306

Professional Services — 1.1%
Thomson Reuters Corp.	317,942	21,213,002

Road & Rail — 7.2%
Canadian National Railway Co.	1,033,246	88,657,919
Canadian Pacific Railway Ltd.	216,971	54,172,111

		142,830,030

Software — 3.0%
BlackBerry Ltd.(a)(b)	904,825	4,189,611
Constellation Software Inc.	31,899	36,120,736
Open Text Corp.	434,360	17,975,251

		58,285,598

Textiles, Apparel & Luxury Goods — 0.2%
Gildan Activewear Inc.(b)	343,486	4,746,479

Wireless Telecommunication Services — 1.2%
Rogers Communications Inc., Class B, NVS	574,039	23,963,283

Total Common Stocks — 99.5% (Cost: $2,538,101,121)		1,964,591,845

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	16,633,173	$16,658,123
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	435,000	435,000

		17,093,123

Total Short-Term Investments — 0.9% (Cost: $17,062,880)		17,093,123

Total Investments in Securities — 100.4% (Cost: $2,555,164,001)		1,981,684,968

Other Assets, Less Liabilities — (0.4)%		(7,980,983)

Net Assets — 100.0%		$1,973,703,985

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	52,307,444	(35,674,271)	16,633,173	$16,658,123	$1,713,950	(b)	$7,898	$18,423
BlackRock Cash Funds: Treasury, SL Agency Shares	986,000	(551,000)	435,000	435,000	13,434		—	—

				$17,093,123	$1,727,384		$7,898	$18,423

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	84	06/18/20	$11,130	$740,953

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Canada ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,964,591,845	$—	$—	$1,964,591,845
Money Market Funds	17,093,123	—	—	17,093,123

	$1,981,684,968	$—	$—	$1,981,684,968

Derivative financial instruments(a)
Assets
Futures Contracts	$740,953	$—	$—	$740,953

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3